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Gabelli Gold Fund, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .8%
METALS AND MINING — 98 .8%
Asia/Pacific Rim — 13 .3%
2,650,000 Evolution Mining Ltd. ............................... $ 6,686,203
642,079 Newcrest Mining Ltd. ............................... 10,509,284
2,214,126 Northern Star Resources Ltd. .................... 13,605,970
7,500,000 Pantoro Ltd. † ........................................... 1,111,536
3,745,000 Perseus Mining Ltd., Australia † ................ 3,790,427
4,450,000 Perseus Mining Ltd., Toronto † .................. 4,602,479
17,736,651 RTG Mining Inc. , CDI † .............................. 1,410,498
3,256,756 Westgold Resources Ltd. .......................... 3,826,017
45,542,414
Europe — 10 .1%
1,803,054 Condor Gold plc † ..................................... 898,891
951,960 Endeavour Mining plc ............................... 21,427,743
710,500 Fresnillo plc ............................................. 7,480,559
1,972,709 Hochschild Mining plc .............................. 3,535,177
8,006,564 Shanta Gold Ltd. ...................................... 1,364,688
34,707,058
North America — 71 .7%
282,432 Agnico Eagle Mines Ltd. ........................... 14,644,099
877,675 Alamos Gold Inc. , Cl. A, New York ............. 6,319,260
775,250 Alamos Gold Inc. , Cl. A, Toronto ............... 5,575,973
600,000 Artemis Gold Inc. † ................................... 2,543,818
350,000 B2Gold Corp., New York ........................... 1,197,000
699,650 B2Gold Corp., Toronto .............................. 2,391,824
1,088,275 Barrick Gold Corp. .................................... 19,643,364
2,350,000 Belo Sun Mining Corp. † ............................ 797,805
107,700 Contango ORE Inc. † ................................. 2,154,000
600,000 Dundee Precious Metals Inc. ..................... 3,609,664
625,000 Eldorado Gold Corp. † ............................... 4,831,250
50,000 Equinox Gold Corp. , New York † ................ 330,000
345,000 Equinox Gold Corp., Toronto † ................... 2,277,120
189,700 Franco-Nevada Corp. (a) ............................ 24,644,825
1,325,000 K92 Mining Inc. † ...................................... 6,370,796
550,000 Karora Resources Inc. † ............................ 1,437,312
2,000,000 Kinross Gold Corp. ................................... 10,720,000
35,000 Kirkland Lake Gold Ltd., New York ............ 1,455,650
312,239 Kirkland Lake Gold Ltd., Toronto ............... 13,006,261
867,000 Lion One Metals Ltd. † .............................. 752,961
525,000 Lundin Gold Inc. † ..................................... 3,925,272
95,533 MAG Silver Corp. † .................................... 1,547,635
85,000 MAG Silver Corp., Toronto † ...................... 1,376,401
1,500,000 Marathon Gold Corp. † .............................. 3,635,718
166,666 Moneta Gold Inc. † .................................... 225,011
541,917 Newmont Corp. ........................................ 29,426,093
2,270,850 OceanaGold Corp. † ................................... 3,711,242
260,000 Osisko Development Corp. † ...................... 1,028,422
516,860 Osisko Gold Royalties Ltd. ........................ 5,806,820
1,290,000 Osisko Mining Inc. † .................................. 2,393,415
135,000 Pan American Silver Corp. ........................ 3,141,450
Shares
Market
Value
320,000 Perpetua Resources Corp. † ...................... $ 1,591,663
640,000 Pretium Resources Inc. † .......................... 6,169,600
200,000 Prime Mining Corp. † ................................ 626,875
350,000 Probe Metals Inc. † ................................... 508,448
450,000 SilverCrest Metals Inc. † ............................ 3,141,000
305,000 SSR Mining Inc., New York ....................... 4,437,750
137,955 SSR Mining Inc., Toronto .......................... 2,006,262
1,630,000 Troilus Gold Corp. † .................................. 926,575
440,833 Victoria Gold Corp. † ................................. 5,245,029
2,316,000 Wesdome Gold Mines Ltd. † ...................... 18,559,450
1,500,000 Western Copper & Gold Corp. † ................. 2,238,276
525,000 Wheaton Precious Metals Corp. ................ 19,729,500
246,100,889
South Africa — 3 .7%
1,405,000 Gold Fields Ltd. , ADR ............................... 11,408,600
200,000 Harmony Gold Mining Co. Ltd. .................. 623,027
250,000 Harmony Gold Mining Co. Ltd. , ADR ......... 787,500
12,819,127
TOTAL METALS AND MINING ................... 339,169,488
TOTAL COMMON STOCKS ........................ 339,169,488
WARRANTS — 0 .1%
METALS AND MINING — 0 .1%
North America — 0 .1%
125,000 Hycroft Mining Holding Corp. , expire
10/06/25 † ............................................. 43,750
125,000 Maverix Metals Inc. , expire 12/23/21 † ....... 408,982
130,000 Osisko Development Corp. , expire
04/29/22 † ............................................. 194
190,000 Troilus Gold Corp. , expire 06/30/23 † ......... 1
452,927
TOTAL METALS AND MINING ................... 452,927
TOTAL WARRANTS .................................. 452,927
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .1%
$ 844,000 U.S. Cash Management Bill,
0.031% †† , 11/01/21 ............................. 843,960
3,030,000 U.S. Treasury Bill,
0.026% †† , 12/23/21 ............................. 3,029,806
TOTAL U.S. GOVERNMENT OBLIGATIONS 3,873,766
TOTAL INVESTMENTS — 100.0%
(Cost $ 241,523,594 ) ............................. $ 343,496,181

Gabelli Gold Fund, Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest